Investment Properties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investment Properties
7	INVESTMENT PROPERTIES

Buildings
RMB million
Cost
As at 1 January 2018	3,366
Additions	6,875
Deductions	(14)

As at 31 December 2018	10,227

Accumulated depreciation
As at 1 January 2018	(302)
Charge for the year	(186)
Deductions	8

As at 31 December 2018	(480)

Net book value
As at 1 January 2018	3,064

As at 31 December 2018	9,747

Fair value
As at 1 January 2018	4,629

As at 31 December 2018	12,449

Buildings
RMB million
Cost
As at 1 January 2017	1,435
Additions	1,931

As at 31 December 2017	3,366

Accumulated depreciation
As at 1 January 2017	(244)
Charge for the year	(58)

As at 31 December 2017	(302)

Net book value
As at 1 January 2017	1,191

As at 31 December 2017	3,064

Fair value
As at 1 January 2017	2,201

As at 31 December 2017	4,629

The Company leases part of its investment properties to its subsidiaries and charges rentals based on the areas occupied by the respective entities. These properties are categorised as property, plant and equipment of the Group in the consolidated statement of financial position.

The Group has no restrictions on the use of its investment properties and no contractual obligations to each investment property purchased, constructed or developed or for repairs, maintenance and enhancements.

As at 31 December 2018, the net book value of investment properties which were in process to obtain title certificates was RMB3,407 million (as at 31 December 2017: RMB1,872 million).

The fair value of investment properties of the Group as at 31 December 2018 amounted to RMB12,449 million (as at 31 December 2017: RMB4,629 million), which was estimated by the Group having regards to valuations performed by an independent appraiser. The investment properties were classified as Level 3 in the fair value hierarchy.

The Group uses the market comparison approach as its primary method to estimate the fair value of its investment properties. Under the market comparison approach, the estimated fair value of a property is based on the average sale price of comparable properties recently sold, with consideration of the comprehensive adjustment coefficient, which is composed of a number of adjusting factors, including the time and the conditions of sale, the geographical location, age, decoration, floor area, lot size of the property and other factors.

Under the market comparison approach, an increase (decrease) in the comprehensive adjustment coefficient will result in an increase (decrease) in the fair value of investment properties.